SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES	12 Months Ended
Aug. 31, 2021
Disclosure of accounting judgements and estimates [Abstract]
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES [Text Block]

3.           SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

The preparation of the financial statements in conformity with IFRS requires the use of judgments and estimates that affect the amount reported and disclosed in the consolidated financial statements and related notes. These judgments and estimates are based on management's best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the financial statements. Information about such judgments and estimation is contained in the accounting policies and notes to the financial statements, and the key areas are summarized below.

Areas of judgment and key sources of estimation uncertainty that have the most significant effect on the amounts recognized in these consolidated financial statements are:

•      Determination of ore reserves and mineral resource estimates

•      Determination of Commercial Viability and Technical Feasibility of the Waterberg Project

•      Assumption of control of Mnombo for accounting purposes

Each of these judgments and estimates is considered in their respective notes or in more detail below.

Determination of ore reserve and mineral resource estimates

The Company estimates its ore reserves and mineral resources based on information compiled by Qualified Persons as defined by National Instrument 43-101 – Standards of Disclosure for Mineral Projects  (“NI 43-101”).  The Company relied upon these estimates when assessing impairment upon the transfer of assets from capitalized exploration costs to development costs.  There are numerous uncertainties inherent in estimating ore reserves, and assumptions that are valid at the time of estimation and they may change significantly when new information becomes available. Changes in the forecast prices of commodities, exchange rates, production costs or recovery rates may change the economic status of reserves and may, ultimately, result in reserves being restated.

Determination of Commercial Viability and Technical Feasibility of the Waterberg Project

The application of the Company's accounting policy for mineral property development costs required judgment to determine when technical feasibility and commercial viability of the Waterberg Project was demonstrable. The Company considered the positive NI 43-101 compliant Feasibility Study published December 5, 2019 combined with the granting of a mining right on February 3, 2021 that commercial viability and technical feasibility of the Waterberg Project had been confirmed. At this point, the capitalized acquisition costs were assessed for impairment, and reclassified to mineral property development costs within property, plant and equipment.

Prior to reclassification, the carrying value of the Waterberg project was assessed for impairment, wherein the carrying value of the project was compared with the recoverable amount. The recoverable amount was determined as the fair value less cost of disposal (FVLCD) using a discounted cash flow model. Determining the FVLCD required management to make estimates and assumptions with respect to quantities of ore reserves and mineral resources, recovery rates, forecast prices of commodities, exchange rates, future production and sales volumes, future production costs, capital and reclamation costs and the discount rate. Quantities of ore reserves and mineral resources, recovery rates, future production and sales volumes as well as expected future production costs, capital and reclamation costs are based on information compiled by Qualified Persons as defined by NI 43-101.

Assumption of control of Mnombo and Waterberg JV Co. for accounting purposes

The Company has judged that it controls Mnombo for accounting purposes as it owns 49.9% of the outstanding shares of Mnombo and has contributed all material capital to Mnombo since acquiring its 49.9% share. Currently there are no other sources of funding known to be available to Mnombo. If in the future Mnombo is not deemed to be controlled by the Company, the assets and liabilities of Mnombo would be derecognized at their carrying amounts. Amounts recognized in other comprehensive income would be transferred directly to retained earnings. If a retained interest remained after the loss of control it would be recognized at its fair value on the date of loss of control. Although the Company controls Mnombo for accounting purposes, it does not have omnipotent knowledge of Mnombo's other shareholders activities. Mnombo's 50.1% shareholders are historically disadvantaged South Africans. The Company also determined that it controls Waterberg JV Co. given its control over Mnombo as well as its power over the investee.